Subsequent Events (Details)	12 Months Ended						1 Months Ended	12 Months Ended				0 Months Ended									1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 14, 2012 Class A ordinary share USD ($)	Mar. 14, 2012 Class B ordinary share USD ($)	Mar. 14, 2012 ADS USD ($)	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 VC Fund CNY	Dec. 31, 2011 VC Fund	Mar. 10, 2013 Subsequent events USD ($)	Apr. 03, 2013 Subsequent events Bank Loan Due April 3, 2013 USD ($)	Apr. 03, 2013 Subsequent events Bank Loan Due April 3, 2013 CNY	Apr. 08, 2013 Subsequent events Short-term bank loan USD ($)	Apr. 08, 2013 Subsequent events Short-term bank loan CNY	Mar. 10, 2013 Subsequent events Class A ordinary share USD ($)	Mar. 10, 2013 Subsequent events Class B ordinary share USD ($)	Mar. 10, 2013 Subsequent events ADS USD ($)	Feb. 28, 2013 Subsequent events Unknown Worlds	Feb. 01, 2013 Subsequent events Unknown Worlds	Mar. 31, 2013 Subsequent events VC Fund CNY
Subsequent events
Equity interest owned by the Group (as a percent)										99.00%									60.00%	40.00%
Investment	$ 32,102,213	200,000,000	10,803,330				10,803,330	10,803,330	200,000,000
Increase in committed capital																					396,000,000
Investment term										9 years											12 years
Dividends Payable, Amount											22,000,000
Dividend declared (in dollars per share)				$ 0.40	$ 0.40	$ 2.00										$ 0.09	$ 0.09	$ 0.45
Number of Class B ordinary shares represented by each ADS						5												5
Time deposits pledged to secure bank loan															161,000,000
Short-term bank loan repaid												95,000,000
Bank loan														25,000,000
Variable interest reference rate														3-month LIBOR	3-month LIBOR
Bank loans, interest rate per annum over 3-month LIBOR (as a percent)														1.00%	1.00%
Amount of pledged time deposits released	$ 19,261,328	120,000,000											658,715,750